Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 167,262,185	$ 143,527,769	$ 152,760,888
Total revenues	167,262,185	143,527,769	152,760,888
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	152,829,150	124,075,851	114,996,842
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0	2,340,791
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	10,514,649	18,268,798	32,156,474
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,918,386	$ 1,183,120	$ 3,266,781